Property and Equipment, Net	6 Months Ended
Sep. 30, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Leasehold improvement	114	106
Computers equipment	72	64
Furniture and fixtures	53	48
Office equipment	6	6
Less: accumulated depreciation	(110)	(74)
Property and equipment, net	135	150

Depreciation expense for the six months ended September 30, 2024 and 2023, was $36,000 and $10,000, respectively.